Notes and Capital Lease Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes and Capital Lease Payable [Abstract]
Capital lease payable

	June 30, 2014	December 31, 2013
	(unaudited)
Capital lease payable to De Lange Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $451.50.	19,000	20,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on November 16, 2016, monthly payment of $607.58.	15,000	17,000
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $604.93.	$15,000	$-
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on January 3, 2017, monthly payment of $415.40.	11,000	-
Total capital leases	60,000	37,000
Less: current portion	(18,000)	(8,000)
Long-term portion of capital leases	$42,000	$29,000

	December 31,
	2013	2012
Capital lease payable to De Lage Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $451.50	$20,000	$—
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $592.13.	17,000	—
Total capital leases	37,000	—
Less: current portion	(8,000)	—
Long-term portion of capital leases	$29,000	$—

Capital lease meturies

	Year Ending December 31	Amount
	2014	$14,000
	2015	25,000
	2016	24,000
	2017	6,000
	2018	5,000
Net minimum lease payments		74,000
Less: Amount representing interest		(13,000)
Less: Taxes		(1,000)
Present value of net minimum lease payments		60,000
Less: Current maturities of capital lease obligations		(18,000)
Long-term capital lease obligations		$42,000

Year Ending December 31	Amount
2014	$13,000
2015	13,000
2016	12,000
2017	5,000
2018	4,000
Net minimum lease payments	47,000
Less: Amount representing interest	(10,000)
Present value of net minimum lease payments	37,000
Less: Current maturities of capital lease obligations	(8,000)
Long-term capital lease obligations	$29,000